Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Information

Segment information for the three months ended March 31, 2026 was as follows:

	Three Months Ended March 31, 2026
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$418,613	$—	$—	$418,613
Subscription revenue	—	3,494	—	3,494
Product and other revenue	—	—	1,358	1,358
Total revenue	418,613	3,494	1,358	423,465

Operating Expenses
Practice salaries and benefits	142,104	—	—	142,104
Other practice operating expenses	99,819	—	—	99,819
Cost of product revenue	—	—	9,034	9,034
Selling, general and administrative expenses	—	844,655	2,626	847,281
Depreciation and amortization	24,866	1,174	—	26,040
Total Operating Expenses	266,789	845,829	11,660	1,124,278

Income (loss) from operations	$151,824	$(842,335)	$(10,302)	$(700,813)

Other Segment Information
Gain on extinguishment of debt	$—	$(1,328,069)	$—	$(1,328,069)
Loss on change in fair value of debt	$—	$2,180,526	$—	$2,180,526
Gain on change in fair value of derivative financial instruments	$—	$(32,169)	$—	$(32,169)
Amortization of original issue discounts on notes payable	$2,964	$85,020	$—	$87,984
Interest expense and other	$2,774	$9,445	$—	$12,219

Identifiable Assets
Identifiable assets as of March 31, 2026	$125,417	$1,499,184	$1,190	$1,625,791
Identifiable assets as of December 31, 2025	$182,146	$1,519,025	$1,175	$1,702,346

Segment information for the three months ended March 31, 2025 was as follows:

	Three Months Ended March 31, 2025
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$752,015	$—	$—	$752,015
Subscription revenue	—	9,584	—	9,584
Product and other revenue	—	—	12,609	12,609
Total revenue	752,015	9,584	12,609	774,208

Operating Expenses
Practice salaries and benefits	402,366	—	—	402,366
Other practice operating expenses	313,976	—	—	313,976
Cost of product revenue	—	—	17,816	17,816
Selling, general and administrative expenses	—	620,541	8,874	629,415
Depreciation and amortization	26,850	1,174	—	28,024
Total Operating Expenses	743,192	621,715	26,690	1,391,597

Loss from operations	$8,823	$(612,131)	$(14,081)	$(617,389)

Other Segment Information
Loss on extinguishment of debt	$—	$(42,726)	$—	$(42,726)
Change in fair value of debt	$—	$49,186	$—	$49,186
Gain on change in fair value of derivative financial instruments	$—	$(45,038)	$—	$(45,038)
Amortization of original issue discounts on notes payable	$2,964	$402,149	$—	$405,113
Interest expense and other	$(7,072)	$74,087	$—	$67,015

Identifiable Assets
Identifiable assets as of March 31, 2025	$373,572	$1,681,663	$2,079	$2,057,314

Segment information for the year ended December 31, 2025 was as follows:

	Year Ended December 31, 2025
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$2,002,548	$–	$–	$2,002,548
Subscription revenue	–	22,623	–	22,623
Product and other revenue	–	–	40,121	40,121
Total revenue	2,002,548	22,623	40,121	2,065,292

Operating Expenses
Practice salaries and benefits	1,016,543	–	–	1,016,543
Other practice operating expenses	973,048	–	–	973,048
Cost of product revenue	–	–	51,568	51,568
Selling, general and administrative expenses	–	2,007,845	27,671	2,035,516
Depreciation and amortization	97,175	4,696	–	101,871
Total Operating Expenses	2,086,766	2,012,541	79,239	4,178,546

Income (loss) from operations	$(84,218)	$(1,989,918)	$(39,118)	$(2,113,254)

Other Segment Information
Gain on extinguishment of debt	$–	$(317,982)	$–	$(317,982)
Loss on change in fair value of debt	$–	$618,208	$–	$618,208
Gain on sale of assets	$–	$(168,722)	$–	$(168,722)
Gain on change in fair value of derivative financial instruments	$–	$(8,644)	$–	$(8,644)
Amortization of original issue discounts on notes payable	$12,022	$815,984	$–	$828,006
Interest expense and other	$3,051	$213,083	$–	$216,134

Identifiable Assets
Identifiable assets as of December 31, 2025	$182,146	$1,519,025	$1,175	$1,702,346

Segment information for the year ended December 31, 2024 was as follows:

	Year Ended December 31, 2024
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$2,872,177	$–	$–	$2,872,177
Subscription revenue	–	32,425	–	32,425
Product and other revenue	–	–	103,759	103,759
Total revenue	2,872,177	32,425	103,759	3,008,361

Operating Expenses
Practice salaries and benefits	1,995,127	–	–	1,995,127
Other practice operating expenses	1,556,759	–	–	1,556,759
Cost of product revenue	–	–	96,237	96,237
Selling, general and administrative expenses	–	2,974,130	64,806	3,038,936
Depreciation and amortization	277,866	5,084	–	282,950
Impairment loss	716,000	–	–	716,000
Total Operating Expenses	4,545,752	2,979,214	161,043	7,686,009

Loss from operations	$(1,673,575)	$(2,946,789)	$(57,284)	$(4,677,648)

Other Segment Information
Loss on extinguishment of debt	$–	$178,986	$–	$178,986
Change in fair value of debt	$–	$(84,109)	$–	$(84,109)
Amortization of original issue discounts on notes payable	$5,007	$1,311,158	$–	$1,316,165
Gain from realization of contingent sale consideration receivable	$–	$(125,355)	$–	$(125,355)
Interest expense and other	$11,506	$156,638	$–	$168,144

Identifiable Assets
Identifiable assets as of December 31, 2024	$496,391	$1,719,020	$7,578	$2,222,989